[Modern Woodmen letterhead]

April 24, 2006

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0506

Re:	Modern Woodmen of America Variable Annuity Account

Modern Woodmen of America

Post-Effective Amendment No. 6

Registration Statement on N-4 (File No. 333-63972)

Dear Commissioners:

On behalf of Modern Woodmen of America (the “Society”) and Modern Woodmen of America Variable Annuity Account (the “Separate Account”), this letter sets forth the representations requested by the Commission Staff with respect to the above-referenced filing.

The Society acknowledges that:

•	the Society, on behalf of the Separate Account, is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 6 to the Form N-4 Registration Statement for the Separate Account;

•	Commission Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Society, on behalf of the Separate Account, may not assert Staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments, please call the undersigned at (515) 225-5652 or Thomas E. Bisset at (202) 383-0118.

Sincerely,

/s/ Darcy G. Callas
Darch G. Callas
General Counsel & Director

cc: Thomas E. Bisset, Esq.